Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 164,843,797.44
Total Fee Amount	22,764.93
Total Offset Amount	0.00
Net Fee	$ 22,764.93
Offering Table N/A
Offset Table N/A	N/A